Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued liabilities [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31,	December 31,
	2020	2019
	$	$

Trade payables	12,771	6,836
Other payables	19,093	6,044
Income taxes payable	6,055	—
Other accrued liabilities	8,804	5,627
Accrued interests on long-term debt	166	265
	46,889	18,772